Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Board of Directors on February 12, 2019, which will be submitted for approval to the stockholder’s meeting to be held on March 27, 2019.

(b)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position:

•	derivative financial instruments are measured at fair value

•	financial instruments at fair value through profit or loss are measured at fair value

•	available-for-sale financial assets are measured at fair value

•	other comprehensive income at fair values are measured at fair value

•	financial instruments through profit or loss are measured at fair value

•	liabilities for cash-settled share-based payment arrangements are measured at fair value

•	financial liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk are recognized in profit or loss

•	liabilities for defined benefit plans that are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

(c)	Functional and presentation currency

These consolidated financial statements are presented in Korean won, which is the Controlling Company’s functional currency and the currency of the primary economic environment in which the Group operates.

(d)	Use of estimates and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about critical judgements in applying accounting policies that have a significant effect on the amounts recognized in the consolidated financial statements and information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are described in Note 5.

Management’s assessment of the application of the Group’s accounting policies and their estimates used in the consolidated financial statements is based on the same accounting policies and assumptions used in the consolidated financial statements for the year ended December 31, 2017.

•	Credit loss allowance

The Group recognizes credit loss allowance for expected credit losses on debt instruments, loans and receivables that are measured at amortized cost, loan commitments and financial guarantee contracts in accordance with IFRS 9 ‘Financial Instruments.’ The allowance is determined by techniques, assumptions and input variables used by the Group to measure expected future cash flows of individual financial instruments and to measure expected credit losses in a collective manner. The details of techniques, assumptions and input variables used to measure the credit loss allowance for expected credit losses as of December 31, 2018 are described in Note 4.

(e)	Change in accounting policy

The Group has adopted the same accounting policies for the year ended December 31, 2018, except for the application of the first amendment standard, effective from January 1, 2018, as explained below.

i) IFRS 15, ‘Revenue from Contracts with Customers’

Effective January 1, 2018 the Group has applied IFRS 15, ‘Revenue from Contracts with Customers’, which replaces existing revenue recognition guidance, including IAS 18, ‘Revenue’, IAS 11, ‘Construction Contracts’, SIC-31, ‘Revenue-Barter Transactions Involving Advertising Services’, IFRIC 13, ‘Customer Loyalty Programmes’, IFRIC 15, ‘Agreement for the Construction of Real Estate’, and IFRIC 18, ‘Transfers of Assets from Customers.’

IAS 18 and other standards outlined revenue recognition for different types of transactions such as sales of goods and services, interest income, loyalty programs, dividend income and construction contracts; however, according to IFRS 15, all types of contracts recognize revenue through five-step revenue recognition model (① ‘Identifying the contract’ g ② ‘Identifying performance obligations’ g ③ ‘Determining the transaction price’g ④ ‘Allocating the transaction price to performance obligations’ g ⑤ ‘Recognizing the revenue by satisfying performance obligations’).

Effects on equity as a result of initial application of IFRS 15 are included in Note 60.

ii) IFRS 2, ‘Share-based Payment’

The Standard has been amended to clarify that measurement of cash-settled share-based payment transactions shall reflect both vesting conditions and non-vesting conditions with the same approach as equity-settled share-based payment transactions, and to clarify classification of share-based payment transactions with a net settlement feature for withholding tax obligations.

iii) IAS 40, ‘Investment property’

Effective January 1, 2018 and after, the Group has adopted the amendments to IAS 40 Investment Property. The amendment clarifies that it meets the definition of an investment property and, if there is evidence of change in use, it is possible to substitute an investment property. We have also clarified that real estate under construction is included in the scope. The effect of the amendment on the consolidated financial statements is not significant.

iv) IFRS 9, ‘Financial Instruments’

The Group has applied IFRS 9 ‘Financial Instruments’, which was published on September 25, 2015, from the year starting on January 1, 2018. IFRS 9 replaced IAS 39, ‘Financial Instruments: Recognition and Measurement.’

The main characteristics of IFRS 9 are: classification and measurement of financial instruments based on characteristics of contractual cash flows and business model, impairment model based on expected credit losses, the expansion of the types of qualifying hedging instruments and hedged items, and changes in hedge effectiveness tests, etc.

In principle, IFRS 9 should be applied retrospectively. However, there are exemptions for restating the comparative information with respect to classification, measurement of financial instruments, and impairment. In addition, for hedge accounting, the new standard will be applied prospectively except for certain cases such as accounting for the time value of options. As permitted by the transition requirements of IFRS 9, comparative periods have not been restated. The effects of the first application of IFRS 9 on equity items, the reconciliation of the carrying amount of financial assets and financial liabilities, and the adjustment of loss provisions under IAS 39 are included in note 60.